Loss per share	12 Months Ended
Dec. 31, 2020
Loss per share
Loss per share

Note 18 - Loss per share

The following is a reconciliation of the basic and diluted loss per share computation:

	For the years ended December 31,
	2020	2019	2018
Net loss attributable to ordinary shareholders of SGOCO Group Ltd.
— continuing operations	$(67,923)	$(943)	$(1,881)
— discontinued operations	5	(18,459)	(10,491)
	$(67,918)	$(19,402)	$(12,372)

Weighted average shares used in calculating loss per share – basic and diluted	98,110,873	79,197,068	35,080,704

Loss from continuing operations per share – basic and diluted	$(0.69)	$(0.01)	$(0.05)
Loss from discontinued operations per share – basic and diluted	$(0.00)	$(0.23)	$(0.30)
Net loss per share – basic and diluted	$(0.69)	$(0.24)	$(0.35)

As of December 31, 2020, 2019 and 2018, all the Company’s outstanding warrants and convertible notes were excluded from the diluted loss per share calculation as they were anti-dilutive.